Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	PENGUIN SOLUTIONS, INC.
Entity File Number	001-38102
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-5142687
Entity Address, Address Line One	45800 Northport Loop West
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.03 par value per share
Trading Symbol	PENG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001616533
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Address Line One	45800 Northport Loop West
Document Period End Date	Nov. 03, 2026
Document Information [Line Items]
Document Type	8-K